Risk management - Additional Information (Details) $ in Millions, $ in Millions		12 Months Ended
	Oct. 01, 2015 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
Closing foreign exchange rate		3,432.50	3,432.50	3,277.14
Amount in wich the company expanded the hedge of a net investment in a foreign operation		$ 7,249.0				$ 5,200.0
Open position forward non-delivery operations			$ (62,911)	$ (60,740)
Other comprehensive gains (losses) on hedges of derivative instruments net of tax			51,486	$ 43,141
Hedging Instruments Foreign Currency Debt	$ 5,440.0
Net position of assets and liabilities different functional currency		185.0
Ecopetrol Business Group
Disclosure of detailed information about financial risk management [Line Items]
Open position forward non-delivery operations			$ 91,305
Colombian Peso [Member]
Disclosure of detailed information about financial risk management [Line Items]
Net liabilities of companies in the Group with a different functional currency		10,158.0
Valuation recognized in other comprehensive income in companies		1,609.0
USD$ Million
Disclosure of detailed information about financial risk management [Line Items]
Valuation recognized in other comprehensive income in companies		8,549.0
Hedge of a net investment in a foreign operation
Disclosure of detailed information about financial risk management [Line Items]
Amount in wich the company expanded the hedge of a net investment in a foreign operation		7,249.0
Hedging instrument, assets					$ 1,494,926		$ 1,130,583		$ 1,069,316	$ 97,362
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Disclosure of detailed information about financial risk management [Line Items]
Amount in wich the company expanded the hedge of a net investment in a foreign operation		2,049.0				2,049.0
Strategic Hedges [Member]
Disclosure of detailed information about financial risk management [Line Items]
Notional amount		30.0
Gain (Loss) On Effective Hedges		42.7
Cash flow hedging for future crude oil exports [member]
Disclosure of detailed information about financial risk management [Line Items]
Amount in wich the company expanded the hedge of a net investment in a foreign operation		1,300.0
Notional amount		3.7
Gain (Loss) On Effective Hedges		25.5
Hedging instrument, assets		1,300.0				$ 1,300.0		$ 1,300.0
Cash flow hedging for future crude oil exports [member] | Swap contract [member]
Disclosure of detailed information about financial risk management [Line Items]
Notional amount		18.0
Gain (Loss) On Effective Hedges		$ 15.0
Hedging instrument, assets					7,572
Cash flow hedging for future crude oil exports [member] | Forward contract [member]
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument, assets					$ 91,305
Floating interest rate
Disclosure of detailed information about financial risk management [Line Items]
Borrowings, interest rate linked to floating interest rates		16.00%			16.00%	17.00%	17.00%	17.00%	17.00%
Credit risk in Peso portfolio
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio		10.00%	10.00%
Credit risk in U.S. dollar portfolio
Disclosure of detailed information about financial risk management [Line Items]
Maximum percentage of cash investment held in portfolio, current		5.00%	5.00%
Maximum percentage of cash investment held in portfolio, non current		1.00%	1.00%
Currency risk [member]
Disclosure of detailed information about financial risk management [Line Items]
The increase (Decrease) in Foreign exchange Rate		4.70%	4.70%